ORGANIZATION AND DESCRIPTION OF BUSINESS - Direct and indirect interest in subsidiaries (Details)	Jun. 30, 2026
Betters Medical NewCo, LLC
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
ExcelFin Acquisition Corp.
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Baird Medical LLC
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Tycoon Choice Global Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Baide Medical Investment Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Baide (Guangdong) Capital Management Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Guangzhou Dedao Capital Management Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Guangzhou Baihui Corporate Management Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Guangzhou Zhengde Corporate Management Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Guangzhou Yide Capital Management Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Baide (Suzhou) Medical Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Henan Ruide Medical Instrument Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Nanjing Changcheng Medical Equipment Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Guizhou Baiyuan Medical Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Guoke Baide (Guangdong) Medical Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Nanjing Baide Micro Medical Technology Co., Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Ruikeen Biological Technology (Guangzhou) Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Guangzhou Fangda Medical Technology Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Junde (Guangzhou) Medical Technology Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	99.00%
Shengde (Guangzhou) Medical Technology Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Suzhou Kangchuang Medical Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%
Hainan Haike Baide Medical Company Limited
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percentage	100.00%